Concentrations of credit risk (Tables)	12 Months Ended
Mar. 31, 2017
Schedules of Concentration of Risk, by Risk Factor

The Bank’s portfolio of loans, credit substitute securities and non-funded exposure is broadly diversified along industry and product lines, and as of March 31, 2016 and March 31, 2017 the exposures are as set forth below.

	As of March 31, 2016
Category	Gross loans		Fair Values Of Credit Substitutes		Non-funded exposure		Total		%
	(In millions, except percentages)
Consumer Loans	Rs.	670,622.8	Rs.	—	Rs.	21.6	Rs.	670,644.4	11.1%
Agriculture and Allied Activities		550,848.4		—		1,616.2		552,464.6	9.3
Wholesale Trade		349,927.1		12,389.4		36,108.5		398,425.0	6.6
Services		306,593.9		3,425.4		22,997.3		333,016.6	5.5
Retail trade		253,373.6		4,721.8		8,747.7		266,843.1	4.4
Automobile & Auto Ancillary		199,606.7		11,092.6		16,579.9		227,279.2	3.8
NBFC/Financial Intermediaries		130,684.6		89,328.1		2,174.3		222,187.0	3.7
Land Transport		183,707.5		690.7		3,342.8		187,741.0	3.1
Engineering		95,022.6		9,122.4		67,166.1		171,311.1	2.8
Food & Beverage		152,253.7		3,235.9		7,814.2		163,303.8	2.7
Coal & Petroleum Products		46,279.5		5,173.9		108,033.7		159,487.1	2.6
Real Estate & Property Services		121,992.9		3,200.9		16,380.3		141,574.1	2.3
Iron & Steel		97,934.7		19,910.6		17,559.2		135,404.5	2.2
Power		103,437.7		15,770.2		23,495.7		142,703.6	2.4
Others (none greater than 2%)		1,730,548.7		119,179.1		405,326.1		2,255,053.9	37.5

Total	Rs.	4,992,834.4	Rs.	297,241.0	Rs.	737,363.6	Rs.	6,027,439.0	100.0%

	As of March 31, 2017
Category	Gross loans		Fair Values Of Credit Substitutes		Non-funded exposure		Total		Total		%
	(In millions, except percentages)
Consumer Loans	Rs.	1,526,978.2	Rs.	—	Rs.	0.2	Rs.	1,526,978.4	US$	23,546.3	21.0%
NBFC/Financial Intermediaries		180,220.7		158,378.6		5,211.1		343,810.4		5,301.6	4.7
Retail trade		320,876.9		2,941.7		9,952.3		333,770.9		5,146.8	4.6
Automobile & Auto Ancillary		240,301.6		31,661.9		24,816.3		296,779.8		4,576.4	4.1
Agriculture Production — Food		282,673.8		2,075.0		458.3		285,207.1		4,398.0	3.9
Consumer Services		260,053.9		4,500.5		20,152.1		284,706.5		4,390.2	3.9
Wholesale Trade- Consumer Goods		232,111.9		5,190.8		20,611.1		257,913.8		3,977.1	3.6
Road Transportation		241,771.3		—		4,104.8		245,876.1		3,791.5	3.4
Wholesale Trade - Non Consumer Goods		166,940.1		3,144.3		34,878.0		204,962.4		3,160.6	2.8
Agriculture Production — Non Food		202,350.3		—		1.5		202,351.8		3,120.3	2.8
Food & Beverage		166,494.3		12,354.5		12,309.0		191,157.8		2,947.7	2.6
Real Estate & Property Services		168,660.4		1,585.4		20,566.5		190,812.3		2,942.4	2.6
Engineering		110,827.8		4,900.7		74,511.2		190,239.7		2,933.5	2.6
Coal & Petroleum Products		48,513.8		2,136.8		123,490.2		174,140.8		2,685.3	2.4
Power		125,213.0		20,395.7		24,455.8		170,064.5		2,622.4	2.3
Business Services		159,666.1		1,786.1		6,561.8		168,014.0		2,590.8	2.3
Banks and Financial Institutions		40,763.1		3,402.7		122,099.8		166,265.6		2,563.8	2.3
Telecom		108,104.6		21,406.2		20,134.3		149,645.1		2,307.6	2.1
Others (none greater than 2%)		1,406,387.9		143,679.7		343,910.8		1,893,978.4		29,205.5	26.0

Total	Rs.	5,988,909.7	Rs.	419,540.6	Rs.	868,225.1	Rs.	7,276,675.4	US$	112,207.8	100.0%

Exposure to ten largest borrowers
Fair Value, Concentration of Risk

The Bank’s ten largest exposures as of March 31, 2016 and March 31, 2017, based on the higher of the outstanding balance or the limit on loans, investments (including credit substitutes) and non-funded exposures (including derivatives), are as follows:

	As of March 31, 2016
	Funded Exposure		Non-Funded Exposure		Total Exposure
			(In millions)
Borrower 1	Rs.	108,184.1	Rs.	180.1	Rs.	108,364.2
Borrower 2		30,964.7		66,380.0		97,344.7
Borrower 3		43,112.6		32,000.0		75,112.6
Borrower 4		51,398.8		14,208.0		65,606.8
Borrower 5		65,000.0		17.1		65,017.1
Borrower 6		31,714.8		18,588.4		50,303.2
Borrower 7		7,098.0		34,471.8		41,569.8
Borrower 8		5,030.7		30,177.6		35,208.3
Borrower 9		35,000.0		—		35,000.0
Borrower 10		33,549.0		664.9		34,213.9

	As of March 31, 2017
	Funded Exposure		Non-Funded Exposure		Total Exposure		Total Exposure
			(In millions)
Borrower 1	Rs.	19,561.0	Rs.	87,324.0	Rs.	106,885.0	US$	1,648.2
Borrower 2		54,388.2		19,055.1		73,443.3		1,132.5
Borrower 3		65,000.0		40.1		65,040.1		1,002.9
Borrower 4		33,472.8		28,647.0		62,119.8		957.9
Borrower 5		45,790.0		12,808.7		58,598.7		903.6
Borrower 6		50,000.0		—		50,000.0		771.0
Borrower 7		40,000.0		—		40,000.0		616.8
Borrower 8		19,071.8		20,926.2		39,998.0		616.8
Borrower 9		34,744.2		1,240.0		35,984.2		554.9
Borrower 10		7,502.1		28,443.7		35,945.8		554.3